Securities - Fair Value of Investments with Continuous Unrealized Loss Position (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	$ 47,036,000,000	$ 12,855,000,000
Less than 12 months, Unrealized losses	636,000,000	47,000,000
12 months or more, Fair value	4,661,000,000	3,668,000,000
12 months or more, Unrealized losses	158,000,000	61,000,000
Total, Fair value	51,697,000,000	16,523,000,000
Total, Unrealized losses	794,000,000	108,000,000
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, less than 12 months	47,000,000	0
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, greater than 12 months	28,000,000	44,000,000
Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	4,089,000,000	850,000,000
Less than 12 months, Unrealized losses	44,000,000	4,000,000
12 months or more, Fair value	457,000,000	1,965,000,000
12 months or more, Unrealized losses	29,000,000	47,000,000
Total, Fair value	4,546,000,000	2,815,000,000
Total, Unrealized losses	73,000,000	51,000,000
U.S. Treasury
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	16,855,000,000	4,253,000,000
Less than 12 months, Unrealized losses	235,000,000	21,000,000
12 months or more, Fair value	1,944,000,000	0
12 months or more, Unrealized losses	93,000,000	0
Total, Fair value	18,799,000,000	4,253,000,000
Total, Unrealized losses	328,000,000	21,000,000
Sovereign debt/sovereign guaranteed
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	6,040,000,000	1,349,000,000
Less than 12 months, Unrealized losses	66,000,000	1,000,000
12 months or more, Fair value	58,000,000	135,000,000
12 months or more, Unrealized losses	1,000,000	0
Total, Fair value	6,098,000,000	1,484,000,000
Total, Unrealized losses	67,000,000	1,000,000
Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	2,233,000,000	440,000,000
Less than 12 months, Unrealized losses	39,000,000	1,000,000
12 months or more, Fair value	585,000,000	266,000,000
12 months or more, Unrealized losses	3,000,000	1,000,000
Total, Fair value	2,818,000,000	706,000,000
Total, Unrealized losses	42,000,000	2,000,000
Foreign covered bonds
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	2,694,000,000	468,000,000
Less than 12 months, Unrealized losses	23,000,000	1,000,000
12 months or more, Fair value	0	90,000,000
12 months or more, Unrealized losses	0	0
Total, Fair value	2,694,000,000	558,000,000
Total, Unrealized losses	23,000,000	1,000,000
Supranational
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	3,093,000,000	1,041,000,000
Less than 12 months, Unrealized losses	44,000,000	1,000,000
12 months or more, Fair value	305,000,000	132,000,000
12 months or more, Unrealized losses	6,000,000	0
Total, Fair value	3,398,000,000	1,173,000,000
Total, Unrealized losses	50,000,000	1,000,000
Collateralized loan obligations (“CLOs”)
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	1,808,000,000	1,849,000,000
Less than 12 months, Unrealized losses	3,000,000	6,000,000
12 months or more, Fair value	318,000,000	579,000,000
12 months or more, Unrealized losses	2,000,000	4,000,000
Total, Fair value	2,126,000,000	2,428,000,000
Total, Unrealized losses	5,000,000	10,000,000
Foreign government agencies
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	1,446,000,000
Less than 12 months, Unrealized losses	17,000,000
12 months or more, Fair value	15,000,000
12 months or more, Unrealized losses	0
Total, Fair value	1,461,000,000
Total, Unrealized losses	17,000,000
U.S. government agencies
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	1,780,000,000	160,000,000
Less than 12 months, Unrealized losses	27,000,000	1,000,000
12 months or more, Fair value	0	0
12 months or more, Unrealized losses	0	0
Total, Fair value	1,780,000,000	160,000,000
Total, Unrealized losses	27,000,000	1,000,000
Other ABS
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	1,383,000,000	449,000,000
Less than 12 months, Unrealized losses	20,000,000	2,000,000
12 months or more, Fair value	201,000,000	226,000,000
12 months or more, Unrealized losses	2,000,000	1,000,000
Total, Fair value	1,584,000,000	675,000,000
Total, Unrealized losses	22,000,000	3,000,000
Non-agency commercial MBS
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	947,000,000	468,000,000
Less than 12 months, Unrealized losses	16,000,000	4,000,000
12 months or more, Fair value	222,000,000	170,000,000
12 months or more, Unrealized losses	7,000,000	2,000,000
Total, Fair value	1,169,000,000	638,000,000
Total, Unrealized losses	23,000,000	6,000,000
Non-agency RMBS
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	1,573,000,000	973,000,000
Less than 12 months, Unrealized losses	20,000,000	3,000,000
12 months or more, Fair value	345,000,000	103,000,000
12 months or more, Unrealized losses	5,000,000	6,000,000
Total, Fair value	1,918,000,000	1,076,000,000
Total, Unrealized losses	25,000,000	9,000,000
State and political subdivisions
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	1,848,000,000	273,000,000
Less than 12 months, Unrealized losses	40,000,000	1,000,000
12 months or more, Fair value	13,000,000	2,000,000
12 months or more, Unrealized losses	0	0
Total, Fair value	1,861,000,000	275,000,000
Total, Unrealized losses	40,000,000	1,000,000
Corporate bonds
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	1,247,000,000	282,000,000
Less than 12 months, Unrealized losses	42,000,000	1,000,000
12 months or more, Fair value	198,000,000	0
12 months or more, Unrealized losses	10,000,000	0
Total, Fair value	1,445,000,000	282,000,000
Total, Unrealized losses	$ 52,000,000	$ 1,000,000